Property, plant and equipment, net - Depreciation expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation, Continued and Discontinued Operations	$ 227,049	$ 446,849
Depreciation	227,049	$ 237,039
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Buildings pledged as collateral for bank loans	$ 890,746		$ 966,201